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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-07471


          -----------------------------------------------------------




Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)




607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)




Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)




Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1.  Reports to Stockholders.





MATTHEW 25 FUND, INC


SEMI-ANNUAL REPORT

June 30, 2007

(unaudited)







Matthew 25 Fund, Inc.
607 West Avenue
Jenkintown, PA  19046
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com







This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.



 Dear Matthew 25 Fund Shareholders,

        Our Fund gained 6.89% for the first six months of 2007. From its inception on 10/16/1995 through 6/30/2007 our Fund has gained 353.97%. In other words, a $10,000 investment at the inception of our Matthew 25 Fund would have grown to $45,397. This is a compounded annual growth rate of 13.78% for a period covering 11.71 years.

        There are two natures or aspects of stocks that I call "Commodity and Business." The commodity component is the regular trading of a stock and is represented by the stock's symbol and price action. Stock trading is attuned to price momentum, technical analysis, quarterly earnings and other corporate or economic announcements. Traders try to profit by reacting quickly to actual or perceived changes. The business element on the other hand is represented by the underlying operating business and its each share of stock is a fractional ownership of this enterprise while each dollar of debt is a legal claim against this same entity. Fundamental analysis is the primary tool to evaluate the business component of a stock. Valuing a business includes not just evaluating the growth of earnings but how the earnings of a company are allocated. Investors in a business try to profit by purchasing the stock of a business at or below its fair value and benefiting from dividends, buybacks and increases in the business' intrinsic value over time. While there is some interrelation between the commodity and business aspects of a stock, as in a Venn diagram, there remain considerable differences in each component.

        There are two significant forces affecting the commodity and business aspects of stocks. The first group is comprised of the hedge funds that are more focused on the trading feature of stocks. These funds have been a large factor in the increased buying and selling in the stock market. In 2006 the average time that a stock listed on New York and American Stock Exchanges was held before being sold again was 6 months. This holding period has declined from nearly 1 year in 1999. (Justin Lahart, Wrong Way? Street Signs Point to Speed, WSJ 2/28/07.) In other words, portfolio turnover for all exchange
listed stocks has doubled in the past 7 years to 200%.   This means that an
average portfolio completely changes its holdings twice in a year!

        The second group participating in the stock market is the private equity funds. These funds are more attuned to a stock's business attributes and their only concern about stock prices is that the lower the price is below the business'fair value then the more interested they are. Merger volume in the first half of 2007 was $1.005 trillion up 36% over the first 6 months of 2006 and last year was a record year at $1.49 trillion. Four of the five largest deals were leveraged buyouts by the private equity funds. (Merger volume hits record, CNNMoney.com 6/26/07.) These funds invest longer term and base their transactions on fundamental analysis and availability.

        So how are these two groups affecting the market? As the pools of trading money have increased, the turnover has risen, and I believe volatility in prices will continue to rise for a larger universe of stocks. In addition, on July 3rd the SEC rescinded the "up tick rule" which had previously put price restrictions on short-sellers. This rule had been in effect since 1934 and acted as a restraint on selling short. It will take time to see the results of this rule change but my suspicions are that it will make the price declines more drastic and quicker. Overall the increased trading does help with liquidity especially in the small and mid cap stocks, but the exacerbation of the price swings on real or perceived information will harm many investors.
The net result of the increased trading is some good and some bad.

        The private equity groups, on the other hand, provide many benefits to the stock market. First: the higher price paid on a takeover stock is an economical and emotional benefit to the selling shareholders. Everyone likes to make money. Second: some if not all of the cash from the buyout will go toward other stocks. This money represents stable or potentially increasing demand for stocks. Third: every buyout for cash removes one company's stock from the market thus reducing the overall supply of stocks. Supply down and demand steady or up will lead to higher prices is one rule economists can all agree upon. The fourth benefit may be more theoretical but is worth considering. It is that the actions of all these buyouts change the market's perception of fair value of a stock. Should a public company sell for greater, lesser or equal to its private value? Due to time and space I will not present all sides of this argument, but I will profess that I believe that a public company should sell at a price equal to or slightly greater than its private value. In fact, I believe that market cycles to some degree are based on periods of broad under and over valuation of stocks as compared to the underlying private values. This is a time in the market of undervaluation and the action of the private equity buyouts will eventually influence the thinking of investors and analysts to raise the price level of many stocks closer to their private value levels. Please remember, even at market bottoms there are some overpriced stocks and at market tops some stocks remain underpriced.

        How does the increased trading and buyouts affect my stock selection and investment process for our Matthew 25 Fund? I believe that the higher trading will make our portfolio more volatile. On market down swings, I will try to make purchases of our most undervalued stocks, and I will continue to manage our Fund for long-term investing. The selection of potential takeover candidates will be a factor to consider on every investment decision but will not be the primary consideration. My stock selection will continue to be a limited holding of the best investment ideas after viewing a broad universe of stocks. The best ideas will be based on my analysis and balancing the risks versus the rewards. In other words, weighing two questions for each investment selection of: "How much can we make compared to how much can we lose?" A potential takeover may be one of the ways that we may make money on a stock, but the overriding decisions will be based on the quality of the business, management, financial condition and price of the security.

        Now I would like to relate this to our holdings. The Schedule of Investments in Securities, within the financial statements, will show you the stocks that we own through our Fund. It also shows the value of each stock and the profit or loss of this ownership from purchase date until June 30, 2007. The table below lists our stockholdings followed by four grading points based on the quality of the company's business, management, financial shape and stock price. The grades are the same as in academia, with an "A" for outstanding, a "B" for very good, a "C" for average, a "D" for poor, and an "F" for failure. I will even throw in a "+" or "-" to complicate matters. Ideally, I am looking for all four grades above average but I will make concessions for one or more exceptional grades. The grades are as follows:




Security		Business	Management	Financial	Price

Abington Community      C               B               A               A+

Advanta Inc.            B               A               C               B

ASV Inc.                A               B               A               A

Black & Decker          B               A               A               B

Berkshire Hathaway      A               A               A               A

Cabelas Inc.            A               A               B               A

El Paso Corp.           B               B               B               C

Farmer Mac              A               B               A               A

Fremont General         C               A               C               A

Goldman Sachs           A               A               C               A

MBIA Inc.               A               A               A               A

Polaris Industries      A               A               A               B

St. Joe Company         A               B               B               A

TD Ameritrade Holding   B               A               B               B

Willow Financial        B               B               B               B




        My hope is that this letter and the following financial statements will update you and provide greater insight on our Matthew 25 Fund. Please call me or write to me if you have questions about our Fund. Thank you for allowing us to work for you.





							Good fortune to you,



							Mark Mulholland
							President



Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and that actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.



MATTHEW 25 FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from 1995 to 6/30/06. These changes are then compared to a $10,000 investment in the Value Line Index, which is an index comprised of 1,665 stocks, and the Russell 3000 Index, which is an index comprised of 3,000 stocks, for the same period. The Russell 3000 Index is being used as a comparison because it is more widely recognized and includes broader market coverage than the Value Line index. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



(GRAPHIC OMITTED)



Date:         Matthew 25 Fund          Russell 3000 Index


Year ended
12/31/95              10,000                    10,000

Year ended
12/31/96              11,868                    12,182

Year ended
12/31/97              16,574                    16,053

Year ended
12/31/98              20,871                    19,929

Year ended
12/31/99              21,097                    24,094

Year ended
12/31/00              21,860                    22,296

Year ended
12/31/01              24,197                    19,741

Year ended
12/31/02              23,793                    15,489

Year ended
12/31/03              31,435                    20,300

Year ended
12/31/04              37,738                    22,726

Year ended
12/31/05              39,652                    24,117

Year ended
12/31/06              41,154                    27,908

6 Mo. Ended
6/30/07               43,990                    29,892


Return:        Matthew 25 Fund          Russell 3000 Index

Annual
Return
12/31/1996             18.68%                    21.82%

Annual
Return
12/31/1997             39.65%                    31.78%

Annual
Return
12/31/1998             25.93%                    24.14%

Annual
Return
12/31/1999              1.08%                    20.90%

Annual
Return
12/31/2000              3.62%                    (7.46)%

Annual
Return
12/31/2001             10.69%                   (11.46)%

Annual
Return
12/31/2002             (1.67)%                  (21.54)%

Annual
Return
12/31/2003              32.12%                   31.06%

Annual
Return
12/31/2004             20.05%                    11.95%

Annual
Return
12/31/2005              5.07%                     6.12%

Annual
Return
12/31/2006              3.79%                    15.72%

Six Months
6/30/07                 6.89%                     7.11%



Matthew 25 Fund
One Year
6/30/06-6/30/07 = 13.61%

Three Year
6/30/04-6/30/07 = 11.25%

Five Year
6/30/02-6/30/07 = 13.01%

Ten Year
6/30/97-6/30/07 = 12.02%



Russell 3000 Index
One Year
6/30/06-6/30/07 = 20.07%

Three Year
6/30/04-6/30/07 = 12.44%

Five Year
6/30/02-6/30/07 = 11.53%

Ten Year
6/30/97-6/30/07 =  7.62%


MATTHEW 25 FUND, INC.
TOP TEN HOLDINGS & ASSET ALLOCATION
JUNE 30, 2007


Top Ten Holdings
(% of Net Assets)

Federal Agricultural Mortgage Corp.     19.86%
Polaris Industries, Inc.                11.31%
Black & Decker, Inc.			10.14%
MBIA, Inc.                               9.09%
Advanta Corporation                      7.87%
El Paso Corporation                      6.85%
Cabelas, Inc.                            6.47%
Ameritrade Clearing, Inc.                5.97%
ASV, Inc.                                5.89%
St. Joe Company                          4.19%

                                        ------
                                        87.64%

Asset Allocation
(% of Net Assets)

Federal & Federally Sponsored Credit Agencies	19.86%
Miscellaneous Transportation Equipment          11.31%
Metalworking Machinery & Equipment              10.14%
Surety Insurance                                 9.09%
Security Brokers, Dealers & Flotation            7.91%
Personal Credit Institution                      7.87%
Gas Production & Distribution                    6.85%
Miscellaneous Shopping Goods Stores              6.47%
Construction Machinery & Equipment               5.89%
Savings Institution                              5.72%
Land Subdividers & Developers                    4.19%
Fire, Marine & Casualty Insurance                3.92%
Short-Term Investment                            0.35%
Other Assets less Liabilities                    0.22%
State Commercial Bank                            0.21%
                                               --------
                                               100.00%


MATTHEW 25 FUND, INC.
EXPENSE EXAMPLE
JUNE 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees and (2) indirect costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007 to June 30, 2007.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. IRAs with less than $10,000 may be charged $14 annually for IRA Custodian Fees at the discretion of the Fund's Management or Directors. This $14 fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if IRA fees were included your costs would be higher.
                                                         Expenses Paid
                 Beginning       Ending                  During Period*
                 Account Value   Account Value           January 1, 2007 to
                 January 1, 2007 June 30, 2007           June 30, 2007
                 -------------   ------------------      ------------------
Actual           $1,000.00       $1,068.89                 $6.16
Hypothetical
  (5% return before expenses)
                 $1,000.00       $1,018.84                 $6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2007
(unaudited)

                              Number of Shares  Historical Cost     Value
COMMON STOCKS  --  99.43%

CONSTRUCTION & MACHINERY EQUIP -- 5.89%
  ASV, Inc.*                  342,500             5,245,220            5,918,400

FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCY  --  19.86%
  Federal Agricultural
  Mortgage Corp.              537,000             11,758,394          19,459,250
  Federal Agricultural
  Mortgage Corp. Cl.A          65,500              1,160,697           1,598,200
					          -----------         ----------
                                                  12,919,091          19,974,340
                                                  -----------         ----------

FIRE, MARINE & CASUALTY INSURANCE  --  3.92%
  Berkshire Hathaway,
  Class A *                        36              2,045,480           3,941,100

GAS PRODUCTION & DISTRIBUTION  --  6.85%
  El Paso Corporation         400,000              2,847,448           6,892,000

LAND SUBDIVIDERS & DEVELOPERS  --  4.19%
  St. Joe Company              91,000              4,050,235           4,216,940

METALWORKING MACHINERY & EQUIPMENT  --  10.14%
  Black & Decker, Inc.        115,500              6,831,515          10,199,805

MISC. SHOPPING GOODS STORE  --  6.47%
  Cabelas, Inc.*              294,000              5,191,221           6,506,220

MISC. TRANSPORTATION EQUIPMENT  --  11.31%
  Polaris Industries, Inc.    210,000              4,259,507          11,373,600


PERSONAL CREDIT INSTITUTION  --  7.87%
  Advanta Corporation,
  Class A                     278,800              1,683,289           7,917,920



The accompanying notes are an integral part of these financial statements.


MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
JUNE 30, 2007
(unaudited)


                                Number of Shares   Historical Cost       Value


SAVINGS INSTITUTION  --  5.72%
  Abington Community Bancorp  295,000               2,487,224          2,832,000
  Willow Grove Bancorp, Inc.  225,000               1,516,361          2,925,000
                                                    ---------          ---------
                                                    4,003,585          5,757,000
                                                    ---------          ---------

SECURITY BROKERS, DEALERS & FLOTATION  --  7.91%
  TD Ameritrade Holding *      300,000              2,475,110          6,000,000
  Goldman Sachs Group, Inc.      9,000              1,835,000          1,950,750
                                                    ---------          ---------
                                                    4,310,110          7,950,750

STATE COMMERCIAL BANK -- 0.21%
  Fremont General Corp.        20,000                 247,840            215,200


SURETY INSURANCE  --  9.09%
  MBIA, Inc.                  147,000               6,169,944          9,146,340

                                                   ----------         ----------

TOTAL COMMON STOCKS                                76,218,297        104,398,634



SHORT-TERM INVESTMENTS  --  0.35%
  US Bank Repurchase Agreements
  Collateralized by
  US Government Agencies      347,072                 347,072            347,072
  5% Interest Rate,                                 ---------          ---------
  Daily Maturity


TOTAL INVESTMENTS  --  99.78%                   $  60,151,557        100,356,687
 Other Assets Less Liabilities  -- 0.22%           ===========           216,309
NET ASSETS  100.00%                                                 ------------
                                                                    $100,572,996
                                                                    ============


*Non-income producing security during the period.



The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
(unaudited)



ASSETS
 Investments in securities at value (cost $60,151,557)	$      100,356,687
 Cash                                                               24,712
 Receivables:
   Dividends                                                        66,480
   Securities sold                                                 296,691
                                                               -----------
       TOTAL ASSETS                                            100,744,570
                                                               -----------

LIABILITIES
Payable to Advisor                                                  83,674
Payable for Fund shares redeemed                                    62,549
Accrued expenses                                                    25,351

                                                                ----------
       TOTAL LIABILITIES                                           171,574
                                                                ----------

NET ASSETS: (Equivalent to $19.55 per share based on          $100,572,996
5,145,039 shares of capital stock outstanding 100,000,000     ============
shares authorized, $0.01 par value)


COMPOSITION OF NET ASSETS

 Shares of common stock                                      $     51,450
 Additional paid-in capital                                    56,616,679
 Net unrealized appreciation of investments                    40,205,130
 Undistributed net investment income                              199,669
 Undistributed net realized gain on investments                 3,500,068

                                                             ------------
NET ASSETS                                                   $100,572,996




The accompanying notes are an integral part of these financial statements.



MATTHEW  25  FUND, INC.
STATEMENT   OF   OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(unaudited)

INVESTMENT INCOME:
 Dividends                                        $          745,094
 Interest                                                     10,146
                                                            ---------
         TOTAL INVESTMENT INCOME                             755,240



EXPENSES:
 Investment advisory fee (Note 2)                            494,083
 Office expense                                               10,312
 Shareholder Reporting                                         8,666
 Directors' fees and expenses                                  8,147
 Custodian fees                                                6,821
 Registration and compliance                                  17,128
 Professional fees                                             7,000
 Insurance                                                    11,700
 Postage and printing                                          6,028
 State and local taxes                                        10,543
 Software                                                      5,732
 Bank fees                                                     2,659
 IRA expense                                                   2,600
 Telephone                                                     1,480
                                                             --------
          TOTAL EXPENSES                                     592,899
                                                            --------
          NET INVESTMENT INCOME                              162,341

                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 6)
  Net realized gain from investments                       3,439,685
  Net change in unrealized appreciation of investments     2,994,252
  Net realized and unrealized gain on investments          6,433,937
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  6,596,278
                                                         ============



The accompanying notes are an integral part of these financial statements.


MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS



                                               (unaudited)
                                            Six Months Ended	   Year Ended
                                                 6/30/07            12/31/06
                                              ------------        -------------

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                       $    162,341        $   1,433,629
 Net realized gain from investments             3,439,685              164,354
 Unrealized appreciation on investments         2,994,252            1,834,051


NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:                      6,596,278            3,432,034


DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                       -                 (103,971)
  From realized gains                              -               (1,380,226)


CAPITAL SHARE TRANSACTIONS (Note 4)            (7,751,172)         (9,163,224)
                                               -----------          ----------

TOTAL INCREASE (DECREASE)                      (1,154,894)         (7,215,387)


NET ASSETS, BEGINNING OF PERIOD               101,727,890          108,943,277
                                              -----------          ----------

NET ASSETS, END OF PERIOD                   $ 100,572,996        $ 101,727,890
                                             ==============       =============





The accompanying notes are an integral part of these financial statements.




MATTHEW 25 FUND, INC.
FINANCIAL HIGHLIGHTS AND RELATED RATIOS / SUPPLEMENTAL DATA
For a Share Outstanding Throughout the Period Ending:


                      (unaudited)
                       6 mo.ended           Y E A R   E N D E D
                       6/30/07  12/31/06  12/31/05  12/31/04  12/31/03  12/31/02
Net asset value,
  Beginning of period..   18.29   $17.88   $17.22     $14.72    $11.68    $11.97
                         ______________________________________________________

Income from investment
  operations
  Net investment income
  (1)................      0.03    0.24    0.05        0.13      0.00      0.09

Net gains (loss) on
  investments both
  realized and unrealized  1.23    0.44    0.82        2.82      3.74     (0.29)

Total from investment
  operations.............  1.26    0.68    0.87        2.95      3.74     (0.20)
                           -----------------------------------------------------
Less distributions
 Net investment income...  0.00   (0.25)  (0.05)      (0.13)     0.00     (0.09)
 Realized gains..........  0.00   (0.02)  (0.16)      (0.32)    (0.69)     0.00
 Return of capital.......  0.00    0.00    0.00        0.00     (0.01)     0.00
                          ----    ----      ----      ------     ----      ----
  Total distributions..    0.00    (0.27)  (0.21)    (0.45)     (0.70)    (0.09)
                           -----------------------------------------------------
Net asset value,
  End of period........ $19.55    $18.29   $17.88     $17.22    $14.72    $11.68
                       ---------------------------------------------------------
Total Return (2)........  6.89%     3.79%    5.07%     20.05%    32.12%  (1.67)%

Net assets, end of period
  (000's omitted)...... $100,573  $101,728  $108,943  $92,011   $60,001  $41,899

Ratio of expenses, to average
  net assets...........    1.20%*   1.15%    1.17%     1.19%     1.23%     1.24%

Ratio of net investment income, to
  average assets........   0.36%    1.35%    0.33%    1.00%    (0.01)%    0.85%

Portfolio turnover rate.   4.41%    28.54%   19.48%   12.46%    23.52%    38.68%


* Annualized
(1) Per share net investment income has been determined on the average number of shares outstanding during the period.
(2) Total return assumes reinvestment of dividends.


The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007
(unaudited)



NOTE 1 - Summary of Significant Accounting Policies
Nature of Operations
Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in The United States of America.

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders
The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.


MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2007
(unaudited)

NOTE 2 - Investment Advisory Agreement and Other Related Transactions
The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for the first six months of 2007, as computed pursuant to the investment advisory agreement, totaled $494,083.

Mr. Mark Mulholland is the sole director and officer of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc. During the period ended June 30, 2007, the Fund paid brokerage commissions of $0 to Boenning & Scattergood Inc. of which Mr. Mulholland received compensation totaling $0. Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 3 - Investments
For the period ended June 30, 2007, purchases and sales of investment securities other than short-term investments aggregated $4,396,203 and $11,749,220 respectively. At June 30, 2007, the gross unrealized appreciation for all securities totaled $40,237,770 and the gross unrealized depreciation for all securities totaled $32,640 or a net unrealized appreciation of $40,205,130. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $60,151,557, including short-term investments.

NOTE 4 - Capital Share Transactions
As of June 30, 2007 there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $56,668,129. Transactions in capital stock were as follows:

                     Six Months Ended                   Year Ended
                     June 30, 2007                   December 31, 2006

                     Shares      Amount          Shares             Amount
Shares sold         182,189   $ 3,372,130        649,577       $  11,607,765
Shares issued in
  reinvestment of
  dividends           -             -             79,531           1,466,562
Proceeds from
  Redemption fees     -            16,146            -                 -
Shares redeemed    (600,527)   (11,139,448)     (1,260,162)       (22,237,551)
                ---------------------------------------------------------------
Net Increase
 (Decrease)        (418,338)  $  7,751,172        (531,054)    $   (9,163,224)



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2007
(unaudited)

NOTE 5 - Redemption Fee
To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less. The redemption fee does not apply to shares purchased through reinvested distributions. For the six months ended
June 30, 2007, the Fund received $16,146 in redemption fees and this was reclassified to paid-in-capital.

NOTE 6 - Federal Income Taxes
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income          $    199,669
      Undistributed long-term capital gain   $  3,500,068
      Unrealized appreciation                $ 40,205,130

The tax character of distributions paid during the years ended December 31, 2005 and 2004 are as follows:

                                            2006                  2005
      Ordinary income                 $   1,380,226        $    321,662
      Long-term capital gain          $     103,971        $    971,100


NOTE 7 - New Accounting Pronouncement
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48-Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund's financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157 Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


NOTE 8 - Lease Commitments
The Fund leases office space under a lease that expires February of 2009. Rent expense was $8,064 for the six months ended June 30, 2007. Minimum lease payments over the course of the term of the lease are as follows:

        2007    $  14,064
        2008    $  14,400
        2009    $   2,400



ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES
Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling 1-888-M25-FUND.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on October 19, 2006, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund. The Directors noted that as the Fund has grown, the expense ratio has been decreasing.

CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.



B O A R D    O F   D I R E C T O R S   I N F O R M A T I O N
Matthew 25 Fund
June 30, 2007

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the
Fund are set forth below. The Fund's SAI includes additional infromation about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND. Each director may be contacted by writing to the director
c/o Matthew 25 Fund, 607 West Avenue, Jenkintown, PA  19046

INDEPENDENT DIRECTORS


Name/Age
Position with Fund    Term of Office and    Principle Occupation   Other
                      Length of Time Served During Last Five Years Directorships
--------------------------------------------------------------------------------
Philip J. Cinelli,D.O.
Age 46                1 year with election
Director              held annually         Physician in            Not a
                                            Family Practice         director for
                                                                    any other
                      He has been a Director                        public
                      since 7/8/1996                                companies




Samuel B. Clement
Age 48
Director              1 year with election
                      held annually         Stockbroker with        Not a
                                            Securities of America   director for
                      He has been a Director                        any other
                      since 7/8/1996                                public
                                                                    companies


Linda Guendelsberger
Age 47
Director              1 year with election
Secretary of Fund     held annually         CPA and Shareholder     Not a
                                            with Fishbein & Co.     director for
                      She has been a Director                       any other
                      since 7/8/1996                                public
                                                                    companies


Scott Satell
Age 44
Director              1 year with election
                      held annually          Manufacturer's         Not a
                                             Representative         director for
                      He has been a Director with BPI Ltd.          any other
                      since 7/8/1996                                public
                                                                    companies

INTERESTED DIRECTORS

Steven D. Buck, Esq.
Age 46
Director              1 year with election
                      held annually           Attorney and          Not a
                                              Shareholder           director for
                      He has been a Director  with Stevens          any other
                      since 7/8/1996          & Lee                 public
                                                                    companies

Mark Mulholland
Age 47
Director              1 year with election
President of Fund     held annually           President of Matthew  Not a
                                              25 Fund               director for
                      He has been a Director                        any other
                      since 7/8/1996          President of Matthew  public
                                              25 Management Corp.   companies

                                              Stockbroker with
                                              Boenning & Scattergood


Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940. Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation. Additionally, Mr. Buck's sister Lesley Buck, is the Chief Compliance Officer of Matthew 25 Fund.



ITEM 2.  CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant most recently amended its code of ethics in October 2006. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's entire Board of Directors acts as the audit committee. The Board of Directors has determined that the Registrant has at least two financial experts serving on its Board.

Mr. Mark Mulholland and Ms. Linda Guendelsberger are the Board's financial experts. Mr. Mulholland is an "interested" director, and Ms. Guendelsberger is an "independent" director.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                       12/31/2006        12/31/2005

Audit Fees             $ 14,000          $  13,509
Audit-Related Fees     $      0          $       0
Tax Fees               $      0          $       0
All Other Fees         $      0          $       0

Each year, the registrant's Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

a) The registrant's president and chief financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)(1)  Code of Ethics - Amended October 2006 are attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 9/10/07




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 9/10/07